Patents	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Patents [Abstract]
Patents

Note 18. Patents

As of December 31, 2025, the Company owns fifteen issued utility patents and nine issued design patents, and six additional applications are still pending. Four of the patents are also issued internationally in one or more countries, including Australia, Brazil, China, South Korea, Russia, Europe, and India.

Note 18. Patents As of March 31, 2025, the Company owns fifteen issued utility patents and nine issued design patents, and eight additional applications are still pending.